Subsidiaries - Schedule of Intangible Assets as of the Closing Date of the Acquisition (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Intangible Assets as of the Closing Date of the Acquisition [Line Items]
Intangible assets	$ 3,601
Technology [Member]
Schedule of Intangible Assets as of the Closing Date of the Acquisition [Line Items]
Intangible assets	2,508
Customer relationships [Member]
Schedule of Intangible Assets as of the Closing Date of the Acquisition [Line Items]
Intangible assets	291
Brand name [Member]
Schedule of Intangible Assets as of the Closing Date of the Acquisition [Line Items]
Intangible assets	$ 802